Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30,
	2024	2023
	US$	US$
Total trade accounts receivable	$15,518,614	$14,919,199
Less: allowance for expected credit losses	(2,561,803)	(1,569,858)
Total accounts receivable, net	12,956,811	13,322,341
Accounts receivable – current	12,286,665	11,874,127
Accounts receivable – non-current	$670,146	$1,448,214

The due date of accounts receivable – non-current as of June 30, 2024:

Due date of accounts receivable - non current	Amount
1-2 years	$448,845
2-3 years	211,226
3-4 years	10,075
Total	$670,146

As of June 30, 2024 and 2023, the warranty deposit included in accounts receivable was $2.86 million and $3.02 million, respectively.

Due date of warranty deposit as of June 30, 2024	Amount
Within 1 year	$2,186,969
1-2 years	448,845
2-3 years	211,226
3-4 years	10,075
Total	$2,857,115

The movement of the allowance for expected credit losses is as follows:

	For the Years Ended June 30,
	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$(1,596,858)	$(463,981)	$(193,705)
Current year addition	(942,762)	(1,165,908)	(277,529)
Foreign exchange difference	(22,183)	33,030	7,253
Balance at end of the year	$(2,561,803)	$(1,596,858)	$(463,981)